Community Development District Obligations (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Apr. 30, 2013	Dec. 31, 2011
Community Development District Obligations
Number of primary types of bonds issued by the CDD	2	2
CDD amounts payable from all landowners within our communities	$ 33,300,000	$ 35,200,000		$ 38,500,000
CDD bond obligations currently outstanding, net of debt discounts, recorded in accounts payable and other liabilities	8,187,000	9,680,000		10,681,000
Debt discount on CDD bond obligations outstanding	1,700,000	2,300,000		4,000,000
Proportionate share of cash held by CDDs	2,800,000	3,700,000		5,100,000
Cash related to share of the "A" bonds with no offset	2,635,000	3,518,000		4,780,000
Cash related to share of the "B" bonds with offset	200,000	200,000		300,000
Existing CDD obligations securing acquired property	24,000,000		24,000,000
CDD obligation related to owned property which is not recorded as a CDD obligation	23,600,000		23,600,000
Maximum amount of CDD bonds related to acquired property intended to be reissued and sold	$ 24,000,000		$ 24,000,000